Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 24,318	$ 23,820	$ 20,316
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		5,278	5,806	6,530
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		3,726	4,002	4,321
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		2,487	2,990	3,086
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		12,827	11,022	6,379
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	24,226	23,932	20,743
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	5,317	5,859	6,681
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	3,766	4,074	4,462
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	2,488	3,006	3,131
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 12,655	$ 10,993	$ 6,469

[1]	Balances are net of impairment allowances of $1 (April 30, 2019 - nil; October 31, 2018 - $1).